SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Short-Term Municipal Bond Fund
Effective October 1, 2022, the following information replaces the existing disclosure contained under the “Portfolio Managers” sub-heading under the “MANAGEMENT” heading in the summary section of the fund’s prospectus.
Matthew J. Caggiano, CFA, Head of Investment Strategy Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2014.
Patrick Gallagher, Portfolio Manager Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2021.
Allyson McCann, Portfolio Manager Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2022.
Effective October 1, 2022, the following information replaces the existing similar disclosure for the fund under the “MANAGEMENT” heading in the “FUND DETAILS” section of the fund’s prospectus.
The following Portfolio Managers are jointly and primarily responsible for the day-to-day management of the fund.
Matthew J. Caggiano, CFA, Head of Investment Strategy Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2014.
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Joined DWS in 1989.
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Co-Head of Municipal Bond Department.
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BS, Pennsylvania State University; MS, Boston College.
Patrick Gallagher, Portfolio Manager Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2021.
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Joined DWS in 2003. Prior to his current role, he served as a Municipal Quantitative Analyst in the Municipal Bond Department. Previously, he served as an Insurance Reporting Supervisor in the Insurance Asset Management business and as Investment Accountant in the Private Wealth Management Division.
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BA, Colby College.
Allyson McCann, Portfolio Manager Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2022.
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Joined DWS in 2022 with 14 years of industry experience.
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Prior to joining DWS, Allyson served as portfolio manager focused on separately managed accounts at Breckenridge Capital Advisors, Columbia Threadneedle Investments, and BNY Mellon.
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BSBA, Suffolk University; MBA, MsF, Northeastern University.
Please Retain This Supplement for Future Reference
September 30, 2022
PROSTKR22-88